Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Summary of Discontinued Operations

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Revenues
Rental revenues	$1,984	$5,341	$4,317	$11,143
Other revenues	129	514	296	1,085
Total revenues	2,113	5,855	4,613	12,228
Expenses
Property operating expenses	948	2,879	2,059	6,164
Depreciation and amortization	371	1,541	986	3,199
Interest expense	73	330	154	705
Total expense	1,392	4,750	3,199	10,068
Income from discontinued operations before gain on sale	721	1,105	1,414	2,160
Net loss on insurance and other settlement proceeds on discontinued operations	(5)	(2)	(5)	(56)
Gain on sale of discontinued operations	31,780	12,953	31,780	22,382
Income from discontinued operations	$32,496	$14,056	$33,189	$24,486